FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2023
SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Group	2023
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	990,870	1,461,937	2,452,807
Related party payables	-	2,994,302	2,994,302
	990,870	4,456,239	4,456,239

Group	2022
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	649,624	92,186	741,810
Related party payables	47,041	-	47,041
	696,665	92,186	788,851